Subsequent Events Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [Abstract]
Subsequent Events	Subsequent Event
On January 4, 2021 the Company announced the transaction to strategically combine with Cenovus had closed on January 1, 2021.
The transaction was completed through a definitive arrangement agreement announced on October 25, 2020 under which Cenovus and Husky agreed to combine in an all-stock transaction. Pursuant to the transaction agreement, Husky common shareholders received 0.7845 of a Cenovus common share and 0.0651 of a Cenovus common share purchase warrant in exchange for each Husky common share. In addition, Husky preferred shareholders exchanged each Husky preferred share for one Cenovus preferred share with substantially identical terms.
Husky common shares and preferred shares were delisted by the TSX at the close of market on January 5, 2021.
In accordance with the terms of the Husky PSU plan, all PSUs as at January 1, 2021 were fully vested and paid out. The amount paid out in January 2021 was $122 million.